UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6453

Fidelity Court Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2017

Item 1.

Reports to Stockholders

Fidelity® New Jersey AMT Tax-Free Money Market Fund Fidelity® New Jersey AMT Tax-Free Money Market Fund Institutional Class Service Class Semi-Annual Report May 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/17	% of fund's investments 11/30/16	% of fund's investments 5/31/16
1 - 7	74.7	68.0	73.0
8 - 30	10.3	10.8	6.8
31 - 60	0.7	3.0	3.3
61 - 90	0.7	3.4	2.4
91 - 180	4.4	3.5	6.7
> 180	9.2	11.3	7.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2017
Variable Rate Demand Notes (VRDNs)	50.1%
Tender Option Bond	10.9%
Other Municipal Security	24.3%
Investment Companies	14.6%
Net Other Assets (Liabilities)	0.1%

As of November 30, 2016
Variable Rate Demand Notes (VRDNs)	46.4%
Tender Option Bond	11.6%
Other Municipal Security	28.7%
Investment Companies	14.5%
Net Other Assets (Liabilities)*	(1.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	5/31/17	2/28/17	11/30/16	8/31/16	5/31/16
Fidelity® New Jersey AMT Tax-Free Money Market Fund	0.53%	0.39%	0.31%	0.29%	0.12%
Institutional Class	0.62%	0.52%	0.41%	0.38%	0.22%
Service Class	0.38%	0.27%	0.16%	0.14%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2017, the most recent period shown in the table, would have been 0.58% for Institutional Class and 0.34% for Service Class.

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 50.1%
	Principal Amount	Value
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.78% 6/7/17, VRDN (a)	$700,000	$700,000
Arizona - 0.5%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.84% 6/7/17, VRDN (a)	1,500,000	1,500,000
Connecticut - 0.7%
Connecticut Gen. Oblig. Series 2016 C, 0.95% 6/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	2,100,000	2,100,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.9% 6/7/17, VRDN (a)	100,000	100,000
Series 1999 A, 0.85% 6/7/17, VRDN (a)	200,000	200,000
		300,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.94% 6/7/17, VRDN (a)	200,000	200,000
Series I, 0.94% 6/7/17, VRDN (a)	100,000	100,000
		300,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.86% 6/7/17, VRDN (a)	1,000,000	1,000,000
Series 2010 B1, 0.88% 6/7/17, VRDN (a)	650,000	650,000
		1,650,000
New Jersey - 33.0%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.45% 6/1/17 (Exxon Mobil Corp. Guaranteed), VRDN (a)	6,400,000	6,400,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.76% 6/7/17, LOC TD Banknorth, NA, VRDN (a)	9,740,000	9,740,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Exxon Mobil Corp. Proj.) Series 1989, 0.45% 6/1/17 (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,300,000	2,300,000
New Jersey Econ. Dev. Auth. Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.75% 6/7/17, LOC TD Banknorth, NA, VRDN (a)	9,375,000	9,375,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.75% 6/7/17, LOC TD Banknorth, NA, VRDN (a)	3,800,000	3,800,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.77% 6/7/17, LOC Bank of America NA, VRDN (a)	1,425,000	1,425,000
Series 2008 C, 0.77% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)	13,835,000	13,835,000
(Barnabas Health Proj.) Series 2011 B, 0.72% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)	7,150,000	7,150,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.77% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)	5,135,000	5,135,000
Series 2006 A4, 0.76% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	4,385,000	4,385,000
Series 2006 A5, 0.76% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	1,575,000	1,575,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.76% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	2,000,000	2,000,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.76% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
(Virtua Health Proj.):
Series 2004, 0.71% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,975,000	5,975,000
Series 2009 B, 0.4% 6/1/17, LOC JPMorgan Chase Bank, VRDN (a)	1,400,000	1,400,000
Series 2009 C, 0.43% 6/1/17, LOC JPMorgan Chase Bank, VRDN (a)	2,600,000	2,600,000
Series 2009 D, 0.75% 6/7/17, LOC TD Banknorth, NA, VRDN (a)	1,500,000	1,500,000
Series 2014 B, 0.76% 6/7/17, LOC TD Banknorth, NA, VRDN (a)	7,250,000	7,250,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.8% 6/7/17, LOC Bank of America NA, VRDN (a)	14,500,000	14,500,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (ExxonMobil Proj.) Series 1989, 0.45% 6/1/17 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,600,000	1,600,000
		102,945,000
Pennsylvania, New Jersey - 10.5%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 0.75% 6/7/17, LOC TD Banknorth, NA, VRDN (a)	14,420,000	14,420,000
Series 2010 B, 0.77% 6/7/17, LOC Barclays Bank PLC, VRDN (a)	18,165,000	18,165,000
		32,585,000
New York And New Jersey - 4.5%
Port Auth. of New York & New Jersey:
Series 1992 2, 0.83% 6/30/17, VRDN (a)(b)	6,400,000	6,400,000
Series 1997 1, 0.83% 6/30/17, VRDN (a)(b)	4,400,000	4,400,000
Series 1997 2, 0.83% 6/30/17, VRDN (a)(b)	3,100,000	3,100,000
		13,900,000
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.87% 6/7/17, VRDN (a)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $156,080,000)		156,080,000

Tender Option Bond - 10.9%
California - 0.1%
Dignity Health Participating VRDN Series 17 04, 0.86% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	200,000	200,000
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.98% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	100,000	100,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	200,000	200,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
New Jersey - 4.5%
Essex County Impt. Auth. Proj. Rev. Participating VRDN Series Clipper 07 20, 0.82% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,400,000	2,400,000
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 0.82% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	600,000	600,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XF 23 93, 0.84% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	600,000	600,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0149, 0.82% 6/7/17 (Liquidity Facility Bank of America NA) (a)(c)	2,000,000	2,000,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 0.82% 6/7/17 (Liquidity Facility Bank of America NA) (a)(c)	1,500,000	1,500,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.97% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800,000	2,800,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XF 23 70, 0.84% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,425,000	1,425,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.88% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,640,000	1,640,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 0.91% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,200,000	1,200,000
		14,165,000
New York And New Jersey - 6.2%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZM0092, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,000,000	9,000,000
Series Floaters XM 05 05, 0.78% 6/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	600,000	600,000
Series MS 3249, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	500,000	500,000
Series MS 3264, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,650,000	7,650,000
Series ROC II R 14077, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,500,000	1,500,000
		19,250,000
Ohio - 0.0%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1% 7/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $34,115,000)		34,115,000

Other Municipal Security - 24.3%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	195,000	195,000
Series 2010 A2, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	600,000	600,000
		795,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1% tender 6/7/17, CP mode	200,000	200,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1% tender 7/13/17, CP mode	600,000	600,000
Series 2017, 1.05% tender 6/9/17, CP mode	200,000	200,000
Series 93B:
1% tender 6/15/17, CP mode	200,000	200,000
1% tender 6/22/17, CP mode	400,000	400,000
		1,400,000
New Jersey - 19.5%
Aberdeen Township Gen. Oblig. BAN 2.5% 3/9/18	2,700,000	2,726,492
Avalon Borough Gen. Oblig. BAN 2.5% 2/21/18	1,800,000	1,817,981
Beachwood BAN 2% 3/7/18	2,100,000	2,113,484
Bergen County Gen. Oblig. BAN Series 2016 B, 2% 12/14/17	3,000,000	3,014,821
Chester Township Gen. Oblig. BAN Series 2017, 2% 10/16/17	1,000,000	1,003,821
Cranford Township Gen. Oblig. BAN Series 2016, 2% 6/30/17	925,000	925,696
Englewood Gen. Oblig. BAN Series 2017, 2.5% 4/4/18	3,000,000	3,031,653
Fairfield TWP NJ BD NTS. BAN Series 2016, 2% 6/16/17	700,000	700,302
Fairview Gen. Oblig. BAN Series 2017, 2.5% 2/2/18	1,650,000	1,664,831
Haddonfield BAN:
Series 2016, 2.25% 6/23/17	1,700,000	1,701,453
2% 6/23/17	900,000	900,638
Hamilton Township Mercer County BAN Series 2016, 2% 6/8/17	2,900,000	2,900,589
Harrison Township BAN:
Series 2016 A, 2.25% 6/1/17	800,000	800,000
Series B, 1.5% 6/1/17	2,010,203	2,010,203
Hazlet Township NJ BAN Series 2016, 2% 6/16/17	500,000	500,216
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	3,000,000	3,020,693
Long Branch Gen. Oblig. BAN Series 2017, 2.5% 2/9/18	4,100,000	4,137,343
Manchester Township Gen. Oblig. BAN 2% 9/1/17	1,900,000	1,904,500
Mercer County Gen. Oblig. BAN Series 2016 B, 2% 8/30/17	3,000,000	3,007,845
Morris Plains BAN Series 2016, 2.25% 6/30/17	1,400,000	1,401,533
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2011 C, 2.58% 8/1/17 (Pre-Refunded to 8/1/17 @ 100) (a)	1,600,000	1,603,144
Series 2011 F, 2.596% 8/1/17 (Pre-Refunded to 8/1/17 @ 100) (a)	1,725,000	1,728,720
New Jersey Edl. Facilities Auth. Rev. Bonds Series 2008 K, 5% 7/1/17	200,000	200,691
North Wildwood Gen. Oblig. BAN Series 2016, 2% 8/24/17	1,300,000	1,303,441
Passaic County Gen. Oblig. BAN Series 2016 A, 2% 12/11/17	6,000,000	6,026,805
Princeton Borough Gen. Oblig. BAN Series 2016, 2.5% 9/15/17	3,300,000	3,314,349
Somerset County Impt. Auth. Rev. BAN (Township of Montgomery Proj.) Series 2016, 2% 12/19/17 (Somerset County Gen. Oblig. Guaranteed)	1,000,000	1,003,910
South Brunswick Township BAN Series 2017, 2% 10/4/17	2,700,000	2,708,821
Sparta Township Gen. Oblig. BAN Series 2016 A, 2% 10/27/17	836,450	839,943
Stone Hbr. BAN 2% 11/3/17	1,100,000	1,103,822
Tewksbury Township Gen. Oblig. BAN 2% 6/1/17	500,000	500,000
Township of Lawrence BAN Series 2016, 2% 7/21/17	1,150,000	1,151,985
		60,769,725
New York And New Jersey - 4.0%
Port Auth. of New York & New Jersey Series B:
0.81% 6/6/17, CP	3,200,000	3,200,000
0.81% 6/13/17, CP	8,400,000	8,400,000
0.93% 8/3/17, CP	815,000	815,000
		12,415,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $75,579,725)		75,579,725
	Shares	Value

Investment Company - 14.6%
Fidelity Tax-Free Cash Central Fund, 0.82% (e)(f)
(Cost $45,571,999)	45,570,507	45,571,999
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $311,346,724)		311,346,724
NET OTHER ASSETS (LIABILITIES) - 0.1%		191,725
NET ASSETS - 100%		$311,538,449

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,900,000 or 4.5% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,000 or 0.0% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1992 2, 0.83% 6/30/17, VRDN	2/14/92	$6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 0.83% 6/30/17, VRDN	8/9/02	$4,400,000
Port Auth. of New York & New Jersey Series 1997 2, 0.83% 6/30/17, VRDN	9/15/97	$3,100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$141,420
Total	$141,420

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $265,774,725)	$265,774,725
Fidelity Central Funds (cost $45,571,999)	45,571,999
Total Investments (cost $311,346,724)		$311,346,724
Cash		9,742
Receivable for fund shares sold		109,765
Interest receivable		796,407
Distributions receivable from Fidelity Central Funds		29,166
Receivable from investment adviser for expense reductions		6,160
Other receivables		16
Total assets		312,297,980
Liabilities
Payable for investments purchased	$250,000
Payable for fund shares redeemed	427,742
Distributions payable	11,599
Accrued management fee	51,006
Distribution and service plan fees payable	14
Other affiliated payables	19,170
Total liabilities		759,531
Net Assets		$311,538,449
Net Assets consist of:
Paid in capital		$311,631,101
Distributions in excess of net investment income		(2,859)
Accumulated undistributed net realized gain (loss) on investments		(89,793)
Net Assets		$311,538,449
New Jersey AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($148,346,678 ÷ 148,124,531 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($163,124,374 ÷ 162,935,365 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($67,397 ÷ 67,318 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Interest		$1,016,527
Income from Fidelity Central Funds		141,420
Total income		1,157,947
Expenses
Management fee	$295,565
Transfer agent fees	109,196
Distribution and service plan fees	84
Independent trustees' fees and expenses	571
Total expenses before reductions	405,416
Expense reductions	(39,247)	366,169
Net investment income (loss)		791,778
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,051)
Total net realized gain (loss)		(16,051)
Net increase in net assets resulting from operations		$775,727

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$791,778	$578,369
Net realized gain (loss)	(16,051)	5,312
Net increase in net assets resulting from operations	775,727	583,681
Distributions to shareholders from net investment income	(791,794)	(578,401)
Share transactions - net increase (decrease)	6,850,365	(27,922,078)
Total increase (decrease) in net assets	6,834,298	(27,916,798)
Net Assets
Beginning of period	304,704,151	332,620,949
End of period	$311,538,449	$304,704,151
Other Information
Distributions in excess of net investment income end of period	$(2,859)	$(2,843)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New Jersey AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A	–A
Total from investment operations	.002	.002	.001	–A	–A	–A
Distributions from net investment income	(.002)	(.002)	–A	–A	–A	–A
Distributions from net realized gain	–	–	(.001)	–	–	–A
Total distributions	(.002)	(.002)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.24%	.16%	.07%	.01%	.01%	.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%F	.24%	.07%	.09%	.15%	.21%
Expenses net of all reductions	.30%F	.24%	.07%	.09%	.15%	.21%
Net investment income (loss)	.48%F	.16%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$148,347	$134,802	$147,426	$152,998	$176,352	$194,184

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New Jersey AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A	–A
Total from investment operations	.003	.002	.001	–A	–A	–A
Distributions from net investment income	(.003)	(.002)	–A	–A	–A	–A
Distributions from net realized gain	–	–	(.001)	–	–	–A
Total distributions	(.003)	(.002)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.29%	.23%	.07%	.01%	.01%	.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%F	.17%	.07%	.09%	.15%	.20%
Expenses net of all reductions	.20%F	.17%	.07%	.09%	.15%	.20%
Net investment income (loss)	.58%F	.22%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$163,124	$169,835	$185,128	$224,335	$253,288	$317,501

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New Jersey AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A	–A
Total from investment operations	.002	.001	.001	–A	–A	–A
Distributions from net investment income	(.002)	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–	–	(.001)	–	–	–A
Total distributions	(.002)	(.001)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.17%	.07%	.07%	.01%	.01%	.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.45%F	.33%	.07%	.08%	.15%	.21%
Expenses net of all reductions	.45%F	.33%	.07%	.08%	.15%	.21%
Net investment income (loss)	.33%F	.06%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$67	$67	$67	$67	$67	$67

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity New Jersey AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New Jersey AMT Tax-Free Money Market Fund, Institutional Class, and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforward.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$311,346,724

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(18,826)
2018	(1,398)
Total with expiration	$(20,224)
No expiration
Short-term	(53,518)
Total capital loss carryforward	$(73,742)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New Jersey AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$84	$84

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New Jersey AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New Jersey AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
New Jersey AMT Tax-Free Money Market Fund	$70,313
Institutional Class	38,866
Service Class	17
$109,196

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $39,153 and $17, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $77.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
New Jersey AMT Tax-Free Money Market Fund	$339,676	$214,283
Institutional Class	452,007	364,070
Service Class	111	48
Total	$791,794	$578,401

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended May 31, 2017	Year ended November 30, 2016
New Jersey AMT Tax-Free Money Market Fund
Shares sold	42,441,848	39,551,856
Reinvestment of distributions	318,266	200,240
Shares redeemed	(29,223,854)	(52,375,889)
Net increase (decrease)	13,536,260	(12,623,793)
Institutional Class
Shares sold	53,625,823	45,485,038
Reinvestment of distributions	418,608	346,576
Shares redeemed	(60,730,437)	(61,129,947)
Net increase (decrease)	(6,686,006)	(15,298,333)
Service Class
Reinvestment of distributions	111	48
Net increase (decrease)	111	48

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
New Jersey AMT Tax-Free Money Market Fund	.30%
Actual		$1,000.00	$1,002.40	$1.50
Hypothetical-C		$1,000.00	$1,023.44	$1.51
Institutional Class	.20%
Actual		$1,000.00	$1,002.90	$1.00
Hypothetical-C		$1,000.00	$1,023.93	$1.01
Service Class	.45%
Actual		$1,000.00	$1,001.70	$2.25
Hypothetical-C		$1,000.00	$1,022.69	$2.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SNJ-SANN-0717
1.850774.110

Fidelity® Connecticut Municipal Income Fund Fidelity® Connecticut Municipal Money Market Fund Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Connecticut Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.5	41.2
Health Care	23.2	19.5
Water & Sewer	13.2	14.2
Special Tax	9.7	10.6
Education	9.1	8.6

Quality Diversification (% of fund's net assets)

As of May 31, 2017
AAA	4.0%
AA,A	88.2%
BBB	4.2%
BB and Below	1.9%
Short-Term Investments and Net Other Assets	1.7%

As of November 30, 2016
AAA	5.1%
AA,A	85.3%
BBB	4.9%
BB and Below	1.8%
Short-Term Investments and Net Other Assets	2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Connecticut Municipal Income Fund

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Connecticut - 97.8%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,959,315
5% 2/15/24	2,490,000	2,798,088
5% 2/15/32	5,000,000	5,515,250
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,145,780
5% 8/15/32 (FSA Insured)	3,090,000	3,521,951
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/25	3,500,000	3,973,865
Series 2012 B, 5% 4/15/25	7,460,000	8,462,027
Series 2012 D:
5% 9/15/31	3,250,000	3,652,708
5% 9/15/32	4,860,000	5,444,318
Series 2012 G, 5% 10/15/30	4,275,000	4,826,304
Series 2013 A:
5% 3/1/27	11,480,000	13,011,662
5% 10/15/27	1,000,000	1,143,630
Series 2014 G, 5% 11/15/28	7,000,000	8,150,940
Series 2015 B:
5% 6/15/27	4,825,000	5,628,700
5% 6/15/32	5,500,000	6,212,580
Series 2015 F, 5% 11/15/31	4,000,000	4,563,960
Series 2016 A, 5% 3/15/31	6,950,000	7,957,681
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.) Series O, 5% 7/1/40	2,000,000	2,179,760
(Sacred Heart Univ. Proj.) Series G, 5% 7/1/18	1,000,000	1,037,300
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	18,265,000	19,906,647
Series 2007, 5.25% 7/1/19	710,000	712,166
Series 2008, 5% 7/1/34	200,000	207,438
Series 2011 M, 5.375% 7/1/41	5,485,000	5,978,540
Series 2013 N:
5% 7/1/24	400,000	471,044
5% 7/1/25	300,000	350,097
Series 2014 E:
5% 7/1/28	3,260,000	3,859,449
5% 7/1/29	3,840,000	4,515,840
Series 2016 A, 2%, tender 7/1/26 (a)	9,000,000	8,679,420
Series 2016 CT, 5% 12/1/45	6,990,000	7,925,192
Series 2016 K, 4% 7/1/46	7,000,000	7,133,350
Series 2016:
5% 7/1/27	45,000	46,900
5% 12/1/41	4,000,000	4,558,560
Series 2116 Q1, 5% 7/1/46	6,000,000	6,778,860
Series A:
5% 7/1/21	800,000	906,472
5% 7/1/41	3,000,000	3,219,990
Series C:
5% 7/1/20	465,000	513,537
5% 7/1/22	425,000	491,755
5% 7/1/24	1,000,000	1,159,180
Series D:
5% 7/1/21	2,975,000	3,379,749
5% 7/1/23	3,335,000	3,862,364
Series E, 5% 7/1/42	5,000,000	5,492,450
Series F:
5% 7/1/22	2,060,000	2,329,819
5% 7/1/45	4,890,000	5,358,560
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,648,500
Series H1, 5% 7/1/41	1,250,000	1,380,975
Series J:
5% 11/1/24	1,390,000	1,595,998
5% 11/1/25	1,465,000	1,681,439
Series L:
5% 7/1/26	1,000,000	1,191,370
5% 7/1/27	2,000,000	2,373,040
Series N:
5% 7/1/20	1,250,000	1,380,863
5% 7/1/21	610,000	691,703
5% 7/1/21	1,940,000	2,200,658
5% 7/1/22	2,035,000	2,307,568
5% 7/1/23	1,500,000	1,678,860
5% 7/1/27	1,000,000	1,158,310
5% 7/1/28	2,250,000	2,590,470
5.75% 7/1/33	45,000	47,264
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.):
Series 2017 A:
4% 11/15/18 (b)	250,000	258,095
5% 11/15/20 (b)	950,000	1,041,400
5% 11/15/23 (b)	800,000	907,144
Series 2017 B:
4% 11/15/18 (b)(c)	950,000	973,921
5% 11/15/22 (b)(c)	575,000	637,169
5% 11/15/24 (b)(c)	500,000	560,160
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	2,890,000	3,072,330
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/23	1,380,000	1,579,507
5% 1/1/25	875,000	999,005
Series 2013 A:
5% 1/1/26	1,180,000	1,368,470
5% 1/1/28	1,000,000	1,156,860
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/25	5,000,000	5,712,550
Series 2012 A:
5% 1/1/24	2,855,000	3,337,267
5% 1/1/25	4,000,000	4,659,560
5% 1/1/26	10,000,000	11,671,900
5% 1/1/28	1,000,000	1,160,860
5% 1/1/31	5,000,000	5,750,150
Series 2015 A, 5% 8/1/34	6,000,000	6,838,920
Connecticut State Revolving Fund Gen. Rev. Series 2009 A, 5% 6/1/25	3,710,000	4,032,251
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,031
Series 2014 B:
5% 8/15/25	450,000	539,694
5% 8/15/26	700,000	834,358
5% 8/15/27	750,000	891,203
5% 8/15/28	1,000,000	1,183,880
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,317,121
Series 2014 A:
5% 11/1/28	1,000,000	1,160,700
5% 11/1/29	1,850,000	2,133,827
5% 11/1/30	2,480,000	2,847,933
5% 11/1/31	2,905,000	3,323,436
5% 11/1/42	11,115,000	12,385,778
Hartford Gen. Oblig.:
Series 2012 A:
5% 4/1/21 (FSA Insured)	2,000,000	2,216,560
5% 4/1/22 (FSA Insured)	1,000,000	1,121,570
Series 2013 A, 5% 4/1/27	1,645,000	1,465,514
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,175,286
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,080,982
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,092,170
5% 7/1/29 (FSA Insured)	1,000,000	1,084,890
Meriden Gen. Oblig. Series 2016 A, 4% 5/1/29	3,485,000	3,800,741
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/20 (b)	1,585,000	1,739,205
5% 6/15/22 (b)	1,000,000	1,143,840
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	880,000	967,613
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/26 (Build America Mutual Assurance Insured)	1,530,000	1,814,121
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,890,626
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	2,061,926
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,152,671
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,252,316
Series 2017 C:
5% 3/1/32 (FSA Insured)	1,635,000	1,906,312
5% 3/1/33 (FSA Insured)	1,900,000	2,203,107
New Haven Gen. Oblig.:
Series 2012 A, 4% 11/1/22 (FSA Insured)	2,185,000	2,385,539
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	1,250,000	1,456,038
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	883,805
Series 2016 A:
5% 8/15/27 (FSA Insured)	1,375,000	1,604,103
5% 8/15/28 (FSA Insured)	1,500,000	1,736,820
5% 8/15/30 (FSA Insured)	1,000,000	1,142,350
5% 8/15/34 (FSA Insured)	1,000,000	1,119,510
5% 8/15/35 (FSA Insured)	1,000,000	1,115,340
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,489,842
5% 9/1/29 (FSA Insured)	2,655,000	3,025,399
5% 9/1/31 (FSA Insured)	1,430,000	1,613,955
5.25% 3/1/19	650,000	690,047
Reg'l. School District #15 4% 7/1/22	1,520,000	1,648,942
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighth Series A, 5% 8/1/33	1,110,000	1,272,915
Series 2013 A, 5% 8/1/43	2,000,000	2,242,440
Series 29:
5% 8/1/25 (FSA Insured)	500,000	590,265
5% 8/1/26 (FSA Insured)	1,250,000	1,474,075
Series 30 B:
5% 8/1/30	1,150,000	1,359,576
5% 8/1/31	2,630,000	3,094,064
Series 32 B:
5% 8/1/32	1,000,000	1,189,000
5% 8/1/33	1,150,000	1,360,174
5% 8/1/37	3,000,000	3,498,030
5% 8/1/38	1,000,000	1,164,260
Stamford Gen. Oblig. Series 2011, 4% 7/1/23	1,045,000	1,145,216
Stratford Gen. Oblig.:
Series 2014:
5% 12/15/24	500,000	586,410
5% 12/15/25	500,000	586,125
Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,166,590
Univ. of Connecticut Gen. Oblig. Series 2011 A, 5% 2/15/27	3,000,000	3,367,860
Univ. of Connecticut Rev. Series 2012 A, 5% 11/15/23	2,700,000	3,175,254
Waterbury Series 2007, 4.5% 4/1/22 (AMBAC Insured)	3,510,000	3,944,047

TOTAL CONNECTICUT		388,593,137

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	800,000	927,880
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,254,671

TOTAL GUAM		2,182,551

TOTAL MUNICIPAL BONDS
(Cost $382,431,630)		390,775,688
TOTAL INVESTMENT PORTFOLIO - 98.3%
(Cost $382,431,630)		390,775,688
NET OTHER ASSETS (LIABILITIES) - 1.7%		6,625,158
NET ASSETS - 100%		$397,400,846

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	40.5%
Health Care	23.2%
Water & Sewer	13.2%
Special Tax	9.7%
Education	9.1%
Others* (Individually Less Than 5%)	4.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $382,431,630)		$390,775,688
Cash		4,334,126
Receivable for fund shares sold		35,822
Interest receivable		5,316,531
Prepaid expenses		143
Other receivables		755
Total assets		400,463,065
Liabilities
Payable for investments purchased
Regular delivery	$125,236
Delayed delivery	2,153,007
Payable for fund shares redeemed	336,423
Distributions payable	268,146
Accrued management fee	118,561
Other affiliated payables	33,858
Other payables and accrued expenses	26,988
Total liabilities		3,062,219
Net Assets		$397,400,846
Net Assets consist of:
Paid in capital		$387,866,560
Undistributed net investment income		71,572
Accumulated undistributed net realized gain (loss) on investments		1,118,656
Net unrealized appreciation (depreciation) on investments		8,344,058
Net Assets, for 34,571,981 shares outstanding		$397,400,846
Net Asset Value, offering price and redemption price per share ($397,400,846 ÷ 34,571,981 shares)		$11.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Interest		$6,104,351
Expenses
Management fee	$717,592
Transfer agent fees	150,596
Accounting fees and expenses	51,777
Custodian fees and expenses	1,576
Independent trustees' fees and expenses	781
Registration fees	20,355
Audit	30,873
Legal	5,155
Miscellaneous	1,711
Total expenses before reductions	980,416
Expense reductions	(2,821)	977,595
Net investment income (loss)		5,126,756
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,166,190
Total net realized gain (loss)		1,166,190
Change in net unrealized appreciation (depreciation) on investment securities		10,517,219
Net gain (loss)		11,683,409
Net increase (decrease) in net assets resulting from operations		$16,810,165

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,126,756	$11,610,008
Net realized gain (loss)	1,166,190	5,153,931
Change in net unrealized appreciation (depreciation)	10,517,219	(19,460,928)
Net increase (decrease) in net assets resulting from operations	16,810,165	(2,696,989)
Distributions to shareholders from net investment income	(5,126,700)	(11,626,696)
Distributions to shareholders from net realized gain	(4,832,741)	(2,918,234)
Total distributions	(9,959,441)	(14,544,930)
Share transactions
Proceeds from sales of shares	19,238,353	52,710,530
Reinvestment of distributions	7,062,678	10,124,672
Cost of shares redeemed	(60,549,357)	(63,832,255)
Net increase (decrease) in net assets resulting from share transactions	(34,248,326)	(997,053)
Redemption fees	20	358
Total increase (decrease) in net assets	(27,397,582)	(18,238,614)
Net Assets
Beginning of period	424,798,428	443,037,042
End of period	$397,400,846	$424,798,428
Other Information
Undistributed net investment income end of period	$71,572	$71,516
Shares
Sold	1,699,241	4,428,074
Issued in reinvestment of distributions	626,294	854,182
Redeemed	(5,350,136)	(5,398,712)
Net increase (decrease)	(3,024,601)	(116,456)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Connecticut Municipal Income Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$11.75	$11.78	$11.39	$12.26	$11.76
Income from Investment Operations
Net investment income (loss)A	.145	.306	.328	.343	.343	.355
Net realized and unrealized gain (loss)	.325	(.372)	.031	.517	(.808)	.579
Total from investment operations	.470	(.066)	.359	.860	(.465)	.934
Distributions from net investment income	(.145)	(.306)	(.328)	(.343)	(.343)	(.354)
Distributions from net realized gain	(.135)	(.078)	(.061)	(.127)	(.063)	(.080)
Total distributions	(.280)	(.384)	(.389)	(.470)	(.406)	(.434)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.001	–B
Net asset value, end of period	$11.49	$11.30	$11.75	$11.78	$11.39	$12.26
Total ReturnC,D	4.23%	(.66)%	3.10%	7.73%	(3.82)%	8.08%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.48%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.49%F	.48%	.48%	.49%	.48%	.48%
Expenses net of all reductions	.49%F	.48%	.48%	.49%	.48%	.48%
Net investment income (loss)	2.57%F	2.57%	2.80%	2.96%	2.92%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$397,401	$424,798	$443,037	$438,958	$445,758	$605,232
Portfolio turnover rate	8%F	20%	13%	13%	14%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/17	% of fund's investments 11/30/16	% of fund's investments 5/31/16
1 - 7	79.2	74.4	74.1
8 - 30	3.3	5.7	3.5
31 - 60	2.5	2.5	5.4
61 - 90	1.0	3.4	2.7
91 - 180	9.9	4.0	6.4
> 180	4.1	10.0	7.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2017
Variable Rate Demand Notes (VRDNs)	48.1%
Tender Option Bond	13.0%
Other Municipal Security	33.4%
Investment Companies	4.9%
Net Other Assets (Liabilities)	0.6%

As of November 30, 2016
Variable Rate Demand Notes (VRDNs)	45.4%
Tender Option Bond	13.2%
Other Municipal Security	33.0%
Investment Companies	6.6%
Net Other Assets (Liabilities)	1.8%

Current And Historical 7-Day Yields

	5/31/17	2/28/17	11/30/16	8/31/16	5/31/16
Fidelity® Connecticut Municipal Money Market Fund	0.38%	0.25%	0.16%	0.12%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Connecticut Municipal Money Market Fund

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 48.1%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.91% 6/7/17, VRDN (a)(b)	$1,100,000	$1,100,000
Arkansas - 1.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.94% 6/7/17, VRDN (a)(b)	2,600,000	2,600,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.96% 6/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	6,400,000	6,400,000
		9,000,000
Connecticut - 46.0%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.79% 6/7/17, LOC Citibank NA, VRDN (a)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.91% 6/7/17, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 0.86% 6/7/17, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig. Series 2016 C, 0.95% 6/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	8,900,000	8,900,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 0.82% 6/7/17, LOC Bank of America NA, VRDN (a)	15,490,000	15,490,000
(Greenwich Hosp. Proj.) Series C, 0.8% 6/7/17, LOC Bank of America NA, VRDN (a)	22,110,000	22,110,000
(Hamden Hall Country Day School Proj.) Series A, 0.84% 6/7/17, LOC RBS Citizens NA, VRDN (a)	15,700,000	15,700,000
(Sacred Heart Univ. Proj.) Series F, 0.79% 6/7/17, LOC Bank of America NA, VRDN (a)	17,100,000	17,100,000
(Taft School Issue Proj.) Series E, 0.76% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,100,000	5,100,000
(Trinity College Proj.) Series L, 0.79% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)	8,910,000	8,910,000
(Wesleyan Univ. Proj.) Series H, 0.75% 6/7/17, VRDN (a)	20,105,000	20,105,000
Series 2007 B, 0.79% 6/7/17, LOC TD Banknorth, NA, VRDN (a)	3,095,000	3,095,000
Series 2007 D, 0.82% 6/7/17, LOC Bank of America NA, VRDN (a)	9,670,000	9,670,000
Series 2011 A, 0.81% 6/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,855,000	1,855,000
Series 2011 B, 0.76% 6/7/17, LOC Bank of America NA, VRDN (a)	42,000,000	42,000,000
Series 2013 H, 0.78% 6/7/17, LOC TD Banknorth, NA, VRDN (a)	17,950,000	17,950,000
Series 2013 O, 0.72% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	24,000,000	24,000,000
Series 2014 C, 0.72% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)	17,925,000	17,925,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 0.76% 6/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	12,005,000	12,005,000
Series 2010, 0.81% 6/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,600,000	3,600,000
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.78% 6/7/17 (Liquidity Facility Royal Bank of Canada), VRDN (a)(b)(c)	12,470,000	12,470,000
Series 2011 C2, 0.8% 6/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	45,545,000	45,544,998
Series 2008 E, 0.8% 6/7/17 (Liquidity Facility Bank of America NA), VRDN (a)(b)	6,105,000	6,105,000
Series D 3, 0.8% 6/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	6,520,000	6,520,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.75% 6/7/17, LOC TD Banknorth, NA, VRDN (a)	27,855,000	27,855,000
Stamford Hsg. Auth. Multi-family Rev. 0.79% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	16,120,000	16,120,000
		380,724,998
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1% 6/1/17, VRDN (a)(b)	600,000	600,000
Series 1988, 1% 6/1/17, VRDN (a)(b)	600,000	600,000
		1,200,000
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.91% 6/7/17, VRDN (a)(b)	1,700,000	1,700,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.94% 6/7/17, VRDN (a)	500,000	500,000
Series I, 0.94% 6/7/17, VRDN (a)	200,000	200,000
		2,400,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.86% 6/7/17, VRDN (a)	700,000	700,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.91% 6/7/17, VRDN (a)(b)	1,100,000	1,100,000
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.02% 6/7/17, VRDN (a)(b)	1,600,000	1,600,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.05% 6/7/17, VRDN (a)(b)	800,000	800,000
		2,400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $398,624,998)		398,624,998

Tender Option Bond - 13.0%
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.98% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	300,000	300,000
Connecticut - 12.7%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 0.88% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	6,000,000	6,000,000
Series 15 YX1002, 0.86% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,275,000	9,275,000
Series 2017, 0.86% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	12,625,000	12,625,000
Series Putters 3996, 0.84% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000,000	5,000,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 ZF0378, 0.82% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,750,000	3,750,000
Series BA 15 XF0247, 0.84% 6/7/17 (Liquidity Facility Bank of America NA) (a)(d)	4,500,000	4,500,000
Series Floaters XM 04 49, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,225,000	2,225,000
Series RBC 2016 XM0133, 0.81% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,225,000	2,225,000
Series RBC 2016 ZM0134, 0.81% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,910,000	7,910,000
Series ROC II R 11854, 0.86% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	15,210,000	15,210,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	5,010,000	5,010,000
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 0.86% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,000,000	9,000,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 0.86% 6/7/17 (Liquidity Facility Citibank NA) (a)(d)	16,000,000	15,999,984
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 0.84% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,630,000	6,630,000
		105,359,984
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	700,000	700,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	500,000	500,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.97% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	400,000	400,000
Ohio - 0.0%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1% 7/12/17 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	400,000	400,000
TOTAL TENDER OPTION BOND
(Cost $107,659,984)		107,659,984

Other Municipal Security - 33.4%
Connecticut - 30.9%
Bethel Gen. Oblig. BAN Series 2017, 1.25% 10/17/17	9,300,000	9,309,440
Branford Gen. Oblig. BAN Series 2016, 2.5% 9/21/17	5,305,000	5,327,896
Brookfield Gen. Oblig. BAN Series B, 2% 11/16/17	10,855,000	10,906,267
Connecticut Gen. Oblig. Bonds:
Series 2011 D, 5% 11/1/17	7,750,000	7,875,407
Series 2013 A:
0.88% 7/1/17 (a)	27,600,000	27,600,000
0.88% 1/1/18 (a)	29,500,000	29,500,000
5% 10/15/17	1,130,000	1,146,354
Series 2014 C, 5% 6/15/17	4,665,000	4,672,328
Series 2015 F, 4% 11/15/17	6,885,000	6,975,383
Series 2016 E, 2% 10/15/17	3,700,000	3,714,357
Series 2016 G, 4% 11/1/17	9,700,000	9,814,629
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(Yale Univ. CT. Proj.):
Series 2017 S-1, 0.92% tender 6/2/17, CP mode	8,800,000	8,800,000
Series 2017 S-2, 0.92% tender 6/2/17, CP mode	8,820,000	8,820,000
Series S-1, 0.94% tender 6/1/17, CP mode	9,000,000	9,000,000
Series S-2, 0.92% tender 6/1/17, CP mode	8,800,000	8,800,000
Series 2007 G, 4.5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	2,000,000	2,005,945
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2013 A, 5% 10/1/17	1,300,000	1,317,616
Series B, 5% 1/1/18	8,650,000	8,853,248
Danbury Gen. Oblig. BAN Series 2016, 2% 7/20/17	10,400,000	10,415,267
East Haddam Gen. Oblig. BAN Series 2017, 2.25% 3/8/18 (f)	8,300,000	8,365,321
Easton Gen. Oblig. BAN Series 2016, 2% 12/13/17	4,302,000	4,321,313
Milford Gen. Oblig. BAN:
1.5% 11/6/17	4,000,000	4,006,457
2% 11/6/17	5,125,000	5,143,340
New Hartford Bd Anticipation Nts BAN Series 2016, 2% 11/16/17	4,000,000	4,019,145
North Haven Gen. Oblig. BAN Series 2016, 2% 11/9/17	3,545,000	3,560,464
Oxford Gen. Oblig. BAN Series 2016, 2% 7/19/17	5,896,000	5,904,055
Rocky Hill Gen. Oblig. BAN Series 2016, 1.5% 6/22/17	16,500,000	16,505,856
South Windsor Gen. Oblig. BAN Series 2017, 2% 2/15/18	10,000,000	10,068,806
Southington Gen. Oblig. BAN Series 2017, 2% 8/1/17	8,000,000	8,013,991
Town of Essex Bond BAN Series 2017, 1.5% 9/19/17	4,000,000	4,004,259
Windsor Locks Gen. Oblig. BAN 2% 3/22/18	2,335,000	2,351,351
Wolcott Gen. Oblig. BAN Series 2016, 2% 10/19/17	4,460,000	4,478,989
		255,597,484
Georgia - 1.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	9,310,000	9,310,000
Series 2010 A2, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	2,400,000	2,400,000
		11,710,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 93B:
1% tender 6/15/17, CP mode	700,000	700,000
1% tender 6/22/17, CP mode	1,100,000	1,100,000
Series 1993 A, 1% tender 7/13/17, CP mode	1,600,000	1,600,000
		3,400,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
( New England Pwr. Co. Proj.) Series 2017 A:
1.1% tender 6/2/17, CP mode (b)	1,900,000	1,900,000
1.1% tender 6/9/17, CP mode (b)	600,000	600,000
Series A1, 1.05% tender 6/22/17, CP mode (b)	1,800,000	1,800,000
		4,300,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.99% tender 6/12/17, CP mode (b)	1,000,000	1,000,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2017, 1.1% tender 6/9/17, CP mode (b)	800,000	800,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $276,807,484)		276,807,484
	Shares	Value

Investment Company - 4.9%
Fidelity Municipal Cash Central Fund, 0.85% (g)(h)
(Cost $40,122,429)	40,122,429	$40,122,429
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $823,214,895)		823,214,895
NET OTHER ASSETS (LIABILITIES) - 0.6%		5,363,774
NET ASSETS - 100%		$828,578,669

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $400,000 or 0.0% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$343,356
Total	$343,356

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $783,092,466)	$783,092,466
Fidelity Central Funds (cost $40,122,429)	40,122,429
Total Investments (cost $823,214,895)		$823,214,895
Cash		76,227
Receivable for investments sold
Regular delivery		1,900,000
Delayed delivery		11,000,000
Receivable for fund shares sold		334,377
Interest receivable		2,111,970
Distributions receivable from Fidelity Central Funds		46,591
Prepaid expenses		412
Other receivables		18
Total assets		838,684,490
Liabilities
Payable for investments purchased on a delayed delivery basis	$8,365,321
Payable for fund shares redeemed	1,374,457
Distributions payable	7,487
Accrued management fee	256,054
Other affiliated payables	80,979
Other payables and accrued expenses	21,523
Total liabilities		10,105,821
Net Assets		$828,578,669
Net Assets consist of:
Paid in capital		$828,544,651
Distributions in excess of net investment income		(10,417)
Accumulated undistributed net realized gain (loss) on investments		44,435
Net Assets, for 827,654,191 shares outstanding		$828,578,669
Net Asset Value, offering price and redemption price per share ($828,578,669 ÷ 827,654,191 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Interest		$3,239,794
Income from Fidelity Central Funds		343,356
Total income		3,583,150
Expenses
Management fee	$1,635,366
Transfer agent fees	463,752
Accounting fees and expenses	55,035
Custodian fees and expenses	3,354
Independent trustees' fees and expenses	1,829
Registration fees	19,435
Audit	20,485
Legal	6,731
Miscellaneous	4,101
Total expenses before reductions	2,210,088
Expense reductions	(33,371)	2,176,717
Net investment income (loss)		1,406,433
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	118,437
Fidelity Central Funds	6,429
Total net realized gain (loss)		124,866
Net increase in net assets resulting from operations		$1,531,299

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,406,433	$763,033
Net realized gain (loss)	124,866	(80,563)
Net increase in net assets resulting from operations	1,531,299	682,470
Distributions to shareholders from net investment income	(1,406,153)	(761,927)
Distributions to shareholders from net realized gain	–	(52,199)
Total distributions	(1,406,153)	(814,126)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	47,321,508	1,508,682,299
Reinvestment of distributions	1,366,134	787,434
Cost of shares redeemed	(219,873,671)	(2,228,873,451)
Net increase (decrease) in net assets and shares resulting from share transactions	(171,186,029)	(719,403,718)
Total increase (decrease) in net assets	(171,060,883)	(719,535,374)
Net Assets
Beginning of period	999,639,552	1,719,174,926
End of period	$828,578,669	$999,639,552
Other Information
Distributions in excess of net investment income end of period	$(10,417)	$(10,697)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Connecticut Municipal Money Market Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.001	–A	–A	–A	–A
Distributions from net investment income	(.002)	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–	–A	–A	–	–	–
Total distributions	(.002)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.16%	.07%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.48%	.49%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.48%F	.32%	.08%	.08%	.13%	.18%
Expenses net of all reductions	.48%F	.32%	.08%	.08%	.12%	.18%
Net investment income (loss)	.31%F	.05%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$828,579	$999,640	$1,719,175	$1,751,915	$1,883,058	$1,857,806

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Connecticut Municipal Income Fund	$382,431,630	$11,887,208	$(3,543,150)	$8,344,058
Fidelity Connecticut Municipal Money Market Fund	823,214,895	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Connecticut Municipal Money Market Fund	$(80,431)	$–	$(80,431)	$(80,431)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $15,881,643 and $46,674,545, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.11%	.36%
Fidelity Connecticut Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.08%
Fidelity Connecticut Municipal Money Market Fund	.10%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Connecticut Municipal Income Fund	$710

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Connecticut Municipal Money Market Fund	.48%	$29,230

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody Expense reduction
Fidelity Connecticut Municipal Income Fund	$1,576
Fidelity Connecticut Municipal Money Market Fund	1,203

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Connecticut Municipal Income Fund	$1,245
Fidelity Connecticut Municipal Money Market Fund	2,938

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Fidelity Connecticut Municipal Income Fund	.49%
Actual		$1,000.00	$1,042.30	$2.49
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Connecticut Municipal Money Market Fund	.48%
Actual		$1,000.00	$1,001.60	$2.40
Hypothetical-C		$1,000.00	$1,022.54	$2.42

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® New Jersey Municipal Income Fund Fidelity® New Jersey Municipal Money Market Fund Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® New Jersey Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.4	36.5
Health Care	19.0	19.3
Transportation	15.9	16.4
Education	12.3	11.3
Escrowed/Pre-Refunded	9.0	8.9

Quality Diversification (% of fund's net assets)

As of May 31, 2017
AAA	0.5%
AA,A	48.9%
BBB	44.9%
Not Rated	2.8%
Short-Term Investments and Net Other Assets	2.9%

As of November 30, 2016
AA,A	81.1%
BBB	14.0%
Not Rated	1.7%
Short-Term Investments and Net Other Assets	3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® New Jersey Municipal Income Fund

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,347,850
Series 2014 B, 5% 1/1/23	700,000	828,436

TOTAL DELAWARE, NEW JERSEY		4,176,286

Guam - 0.8%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/29	900,000	1,019,952
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,159,850
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,723,965

TOTAL GUAM		3,903,767

New Jersey - 89.3%
Bayonne Gen. Oblig.:
Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,144,130
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,133,160
5.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	5,000,000	5,458,100
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/26	1,000,000	1,143,250
5% 2/15/27	1,000,000	1,135,370
5% 2/15/28	1,000,000	1,128,850
5% 2/15/29	1,000,000	1,122,380
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,504,330
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,554,863
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014:
5% 9/1/21 (FSA Insured)	530,000	608,482
5% 9/1/23 (FSA Insured)	600,000	718,290
5% 9/1/24 (FSA Insured)	1,640,000	1,997,143
5% 9/1/25 (FSA Insured)	1,375,000	1,672,344
5% 9/1/39 (FSA Insured)	4,000,000	4,522,440
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,151,068
5% 3/1/21	1,000,000	1,133,800
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,070,720
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	7,418,598
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,747,500
5% 8/1/28	4,000,000	4,627,440
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	22,285
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,685,669
5% 9/1/26	600,000	694,590
5% 9/1/27	440,000	508,886
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,664,265
5.375% 1/1/43 (a)	2,000,000	2,235,840
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	5,000,000	5,400,700
New Jersey Gen. Oblig. Series 2013 NN, 5% 3/1/21	3,480,000	3,721,721
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,583,500
Series 2011 EE, 5% 9/1/17 (Escrowed to Maturity)	200,000	201,944
Series 2011 GG, 5% 9/1/17 (Escrowed to Maturity)	250,000	252,430
Series 2012 II, 5% 3/1/26	5,000,000	5,266,550
Series 2012, 5% 6/15/20	5,000,000	5,362,300
Series 2013 NN, 5% 3/1/27	20,700,000	21,761,698
Series 2013:
5% 3/1/23	4,920,000	5,303,071
5% 3/1/25	725,000	772,132
Series 2015 WW, 5.25% 6/15/40	2,000,000	2,093,240
Series 2015 XX:
4.25% 6/15/26	3,000,000	3,032,520
5.25% 6/15/27	3,000,000	3,255,300
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	40,000	42,439
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,414,050
New Jersey Edl. Facilities Auth. Rev.:
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,184,780
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,062,220
5% 7/1/17	490,000	491,499
5% 7/1/18	250,000	261,105
5% 7/1/19	200,000	216,752
Series 2012 A:
5% 7/1/18	1,000,000	1,042,330
5% 7/1/19	1,040,000	1,118,853
New Jersey Edl. Facility:
(College of New Jersey Proj.) Series 2016 F 5% 7/1/29	670,000	789,119
(Stevens Institute of Technolgy Proj.) Series 2017 A:
5% 7/1/22	440,000	511,201
5% 7/1/23	485,000	572,664
5% 7/1/24	690,000	824,867
5% 7/1/25	600,000	727,578
5% 7/1/26	945,000	1,150,245
5% 7/1/27	1,055,000	1,290,655
5% 7/1/28	1,465,000	1,750,397
5% 7/1/29	665,000	788,125
Series 2007:
5.5% 7/1/18	4,125,000	4,315,616
5.5% 7/1/18 (Escrowed to Maturity)	265,000	278,181
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	195,000	202,890
Series 2015 B, 5% 7/1/31	3,000,000	3,485,610
Series 2016 A:
5% 7/1/27	2,875,000	3,348,541
5% 7/1/32	1,000,000	1,120,660
5% 7/1/33	3,000,000	3,344,670
5% 7/1/41	2,425,000	2,644,535
Series 2016 B:
5% 9/1/20	4,535,000	4,837,348
5% 9/1/21	4,585,000	4,951,066
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,864,131
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,152,650
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,147,530
5% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	965,000	1,007,865
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	3,867,920
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,003,000
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	4,125,122
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/24	8,000,000	8,633,200
(Hackensack Univ. Med. Ctr. Proj.) Series 2010, 5% 1/1/34 (Pre-Refunded to 1/1/20 @ 100)	2,000,000	2,202,640
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31 (Pre-Refunded to 1/1/20 @ 100)	5,000,000	5,506,600
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,019,260
Series 2008:
5.25% 10/1/38	4,635,000	4,701,466
5.25% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,330,000	1,406,036
6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	10,745,000	11,402,272
Series 2009 A, 5.75% 10/1/31	4,000,000	4,284,800
Series 2010:
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	660,000	726,871
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	1,065,000	1,170,052
Series 2011:
5% 7/1/19	1,500,000	1,616,940
5% 7/1/23	2,500,000	2,895,325
5% 7/1/24	2,000,000	2,300,520
5% 7/1/25	2,265,000	2,593,516
Series 2012 A:
5% 7/1/18	795,000	829,090
5% 7/1/22	1,400,000	1,627,290
5% 7/1/23	1,000,000	1,148,690
5% 7/1/24	2,000,000	2,282,820
5% 7/1/25	1,000,000	1,132,650
Series 2012 II, 5% 7/1/42	1,000,000	1,070,090
Series 2012, 5% 7/1/21	2,325,000	2,629,529
Series 2013 A:
5% 7/1/28	1,080,000	1,234,483
5% 7/1/32	1,600,000	1,796,224
5.25% 7/1/28	3,250,000	3,730,838
Series 2013:
5% 7/1/24	1,250,000	1,474,788
5% 7/1/26	1,335,000	1,547,185
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	3,290,000	4,018,406
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	710,000	862,593
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	2,465,000	3,046,494
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	535,000	657,708
Series 2014 A:
4% 7/1/45	1,300,000	1,311,947
5% 7/1/30	700,000	794,808
5% 7/1/31	455,000	514,136
5% 7/1/32	1,000,000	1,128,610
5% 7/1/44	3,525,000	3,883,810
5% 7/1/45	2,225,000	2,457,357
Series 2016 A:
5% 7/1/22	2,000,000	2,278,680
5% 7/1/26	1,565,000	1,829,563
5% 7/1/27	1,685,000	1,950,893
5% 7/1/28	1,000,000	1,183,070
5% 7/1/28	2,000,000	2,296,760
5% 7/1/29	3,660,000	4,294,681
5% 7/1/29	1,550,000	1,765,528
5% 7/1/30	1,200,000	1,398,684
5% 7/1/30	1,000,000	1,131,490
5% 7/1/31	5,100,000	5,874,129
5% 7/1/31	10,000,000	11,673,100
5% 7/1/33	1,000,000	1,134,840
5% 7/1/39	6,990,000	7,827,682
Series 2016:
5% 7/1/27	1,500,000	1,811,775
5% 7/1/29	1,050,000	1,248,597
5% 7/1/30	605,000	714,959
5% 7/1/31	400,000	467,580
5% 3/1/20	1,040,000	1,042,371
5% 3/1/21	1,370,000	1,373,110
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,546,900
Series 2013:
4% 12/1/20 (a)	2,500,000	2,679,925
5% 12/1/21 (a)	2,100,000	2,364,369
5% 12/1/22 (a)	2,250,000	2,571,548
Series 2017 1A:
5% 12/1/25 (a)(b)	3,000,000	3,500,520
5% 12/1/27 (a)(b)	2,500,000	2,885,675
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,416,450
5% 7/1/42	5,000,000	5,549,150
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 5.25% 1/1/40	10,600,000	11,211,832
Series 2012 B, 5% 1/1/24	2,650,000	3,133,122
Series 2013 A, 5% 1/1/38	8,000,000	8,951,120
Series 2014 A, 5% 1/1/32	5,000,000	5,819,700
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,825,000	3,093,714
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,328,844
Series 2006 A, 5.5% 12/15/22	8,875,000	9,892,075
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	6,940,600
0% 12/15/34	4,000,000	1,858,920
Series 2008 A:
0% 12/15/36	25,000,000	9,104,750
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,804,922
Series 2009 A:
0% 12/15/36	1,915,000	697,424
0% 12/15/38	13,900,000	4,498,179
Series 2010 A, 0% 12/15/30	14,750,000	7,672,950
Series 2010 A3, 0% 12/15/34	10,775,000	4,419,259
Series 2011 A, 5.25% 6/15/25	6,000,000	6,402,840
Series 2011 B:
5.25% 6/15/25	3,185,000	3,398,841
5.25% 6/15/26	2,000,000	2,123,460
Series 2016 A:
5% 6/15/20	2,365,000	2,549,990
5% 6/15/30	5,000,000	5,375,700
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,583,633
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,141,260
Newark Gen. Oblig. Series 2013 A:
5% 7/15/17	2,000,000	2,008,340
5% 7/15/18	3,130,000	3,234,010
Newark Port Auth. Hsg. Auth. Rev. (Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,379,187
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,766,820
Rutgers State Univ. Rev. Series 2010 I, 5% 5/1/29	1,110,000	1,227,061

TOTAL NEW JERSEY		465,816,739

New York And New Jersey - 1.8%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	3,255,000	3,603,122
Series 2016, 5% 11/15/32 (a)	5,000,000	5,871,000

TOTAL NEW YORK AND NEW JERSEY		9,474,122

Pennsylvania, New Jersey - 4.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 A, 5% 7/1/26 (Pre-Refunded to 7/1/17 @ 100)	2,855,000	2,863,651
Series 2012 A:
5% 7/1/21	600,000	688,542
5% 7/1/24	1,200,000	1,395,456
5% 7/1/25	1,100,000	1,277,419
5% 7/1/26	500,000	579,590
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,034,110
5% 7/1/24	275,000	334,411
5% 7/1/26	650,000	782,327
5% 7/1/29	300,000	355,956
5% 7/1/30	350,000	412,755
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,353,040
Series 2010 D, 5% 1/1/40	4,000,000	4,315,040
Series 2013, 5% 1/1/31	5,000,000	5,733,600

TOTAL PENNSYLVANIA, NEW JERSEY		23,125,897

TOTAL MUNICIPAL BONDS
(Cost $488,217,874)		506,496,811
TOTAL INVESTMENT PORTFOLIO - 97.1%
(Cost $488,217,874)		506,496,811
NET OTHER ASSETS (LIABILITIES) - 2.9%		15,223,968
NET ASSETS - 100%		$521,720,779

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	36.4%
Health Care	19.0%
Transportation	15.9%
Education	12.3%
Escrowed/Pre-Refunded	9.0%
Others* (Individually Less Than 5%)	7.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $488,217,874)		$506,496,811
Cash		14,851,121
Receivable for fund shares sold		38,471
Interest receivable		7,765,880
Prepaid expenses		176
Other receivables		1,001
Total assets		529,153,460
Liabilities
Payable for investments purchased on a delayed delivery basis	$6,282,180
Payable for fund shares redeemed	529,014
Distributions payable	397,872
Accrued management fee	154,912
Other affiliated payables	43,163
Other payables and accrued expenses	25,540
Total liabilities		7,432,681
Net Assets		$521,720,779
Net Assets consist of:
Paid in capital		$501,188,421
Distributions in excess of net investment income		(25,925)
Accumulated undistributed net realized gain (loss) on investments		2,279,346
Net unrealized appreciation (depreciation) on investments		18,278,937
Net Assets, for 44,397,680 shares outstanding		$521,720,779
Net Asset Value, offering price and redemption price per share ($521,720,779 ÷ 44,397,680 shares)		$11.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Interest		$9,234,506
Expenses
Management fee	$938,750
Transfer agent fees	193,142
Accounting fees and expenses	66,548
Custodian fees and expenses	1,964
Independent trustees' fees and expenses	1,013
Registration fees	18,694
Audit	28,930
Legal	3,336
Miscellaneous	2,752
Total expenses before reductions	1,255,129
Expense reductions	(3,559)	1,251,570
Net investment income (loss)		7,982,936
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,326,970
Total net realized gain (loss)		2,326,970
Change in net unrealized appreciation (depreciation) on investment securities		10,849,063
Net gain (loss)		13,176,033
Net increase (decrease) in net assets resulting from operations		$21,158,969

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,982,936	$16,684,883
Net realized gain (loss)	2,326,970	4,325,559
Change in net unrealized appreciation (depreciation)	10,849,063	(14,798,377)
Net increase (decrease) in net assets resulting from operations	21,158,969	6,212,065
Distributions to shareholders from net investment income	(7,982,246)	(16,713,038)
Distributions to shareholders from net realized gain	(4,145,714)	(787,020)
Total distributions	(12,127,960)	(17,500,058)
Share transactions
Proceeds from sales of shares	34,124,523	57,361,175
Reinvestment of distributions	8,493,207	12,024,881
Cost of shares redeemed	(61,665,969)	(72,019,336)
Net increase (decrease) in net assets resulting from share transactions	(19,048,239)	(2,633,280)
Redemption fees	2	690
Total increase (decrease) in net assets	(10,017,228)	(13,920,583)
Net Assets
Beginning of period	531,738,007	545,658,590
End of period	$521,720,779	$531,738,007
Other Information
Distributions in excess of net investment income end of period	$(25,925)	$(26,615)
Shares
Sold	2,954,972	4,752,256
Issued in reinvestment of distributions	736,749	997,398
Redeemed	(5,347,476)	(5,985,470)
Net increase (decrease)	(1,655,755)	(235,816)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New Jersey Municipal Income Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.55	$11.79	$12.00	$11.58	$12.49	$11.72
Income from Investment Operations
Net investment income (loss)A	.176	.360	.373	.387	.397	.412
Net realized and unrealized gain (loss)	.290	(.219)	(.189)	.489	(.884)	.769
Total from investment operations	.466	.141	.184	.876	(.487)	1.181
Distributions from net investment income	(.176)	(.364)	(.372)	(.386)	(.397)	(.411)
Distributions from net realized gain	(.090)	(.017)	(.022)	(.070)	(.026)	–
Total distributions	(.266)	(.381)	(.394)	(.456)	(.423)	(.411)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$11.75	$11.55	$11.79	$12.00	$11.58	$12.49
Total ReturnC,D	4.10%	1.08%	1.56%	7.71%	(3.94)%	10.21%
Ratios to Average Net AssetsE
Expenses before reductions	.48%F	.47%	.48%	.48%	.47%	.47%
Expenses net of fee waivers, if any	.48%F	.47%	.48%	.48%	.47%	.47%
Expenses net of all reductions	.48%F	.47%	.48%	.48%	.47%	.47%
Net investment income (loss)	3.06%F	2.98%	3.15%	3.27%	3.32%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$521,721	$531,738	$545,659	$597,836	$599,906	$702,932
Portfolio turnover rate	16%F	15%	7%	12%	18%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/17	% of fund's investments 11/30/16	% of fund's investments 5/31/16
1 - 7	71.4	67.5	68.5
8 - 30	10.4	7.2	8.6
31 - 60	1.0	4.4	5.2
61 - 90	1.3	1.7	3.1
91 - 180	6.3	5.0	6.2
> 180	9.6	14.2	8.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2017
Variable Rate Demand Notes (VRDNs)	46.5%
Tender Option Bond	15.6%
Other Municipal Security	28.7%
Investment Companies	10.4%
Net Other Assets (Liabilities)*	(1.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of November 30, 2016
Variable Rate Demand Notes (VRDNs)	49.4%
Tender Option Bond	12.0%
Other Municipal Security	31.5%
Investment Companies	8.5%
Net Other Assets (Liabilities)*	(1.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	5/31/17	2/28/17	11/30/16	8/31/16	5/31/16
Fidelity® New Jersey Municipal Money Market Fund	0.37%	0.21%	0.13%	0.13%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® New Jersey Municipal Money Market Fund

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 46.5%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.91% 6/7/17, VRDN (a)(b)	$1,400,000	$1,400,000
Arkansas - 0.8%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.94% 6/7/17, VRDN (a)(b)	500,000	500,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.96% 6/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	8,900,000	8,900,000
		9,400,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1% 6/1/17, VRDN (a)(b)	300,000	300,000
Series 1988, 1% 6/1/17, VRDN (a)(b)	800,000	800,000
Series 1993 C, 0.9% 6/7/17, VRDN (b)	400,000	400,000
Series 1994, 1% 6/1/17, VRDN (a)(b)	500,000	500,000
Series 1999 B, 0.9% 6/7/17, VRDN (a)(b)	500,000	500,000
		2,500,000
Delaware, New Jersey - 2.0%
Delaware River & Bay Auth. Rev. Series 2008, 0.78% 6/7/17, LOC TD Banknorth, NA, VRDN (b)	22,700,000	22,700,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.91% 6/7/17, VRDN (a)(b)	300,000	300,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.94% 6/7/17, VRDN (b)	700,000	700,000
Series I, 0.94% 6/7/17, VRDN (b)	300,000	300,000
		1,300,000
Iowa - 0.5%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.83% 6/7/17, VRDN (a)(b)	6,200,000	6,200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.86% 6/7/17, VRDN (b)	500,000	500,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.91% 6/7/17, VRDN (a)(b)	1,400,000	1,400,000
New Jersey - 27.8%
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.78% 6/7/17, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
FNMA Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.72% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	16,100,000	16,100,000
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.45% 6/1/17 (Exxon Mobil Corp. Guaranteed), VRDN (b)	2,885,000	2,885,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.76% 6/7/17, LOC TD Banknorth, NA, VRDN (b)	24,500,000	24,500,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.81% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,900,000	24,900,000
New Jersey Econ. Dev. Auth. Rev.:
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.78% 6/7/17, LOC JPMorgan Chase Bank, VRDN (b)	9,270,000	9,270,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.75% 6/7/17, LOC TD Banknorth, NA, VRDN (b)	15,000,000	15,000,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.74% 6/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	57,500,000	57,500,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.77% 6/7/17, LOC Bank of America NA, VRDN (b)	35,680,000	35,680,000
Series 2008 C, 0.77% 6/7/17, LOC JPMorgan Chase Bank, VRDN (b)	22,375,000	22,375,000
(Barnabas Health Proj.) Series 2011 B, 0.72% 6/7/17, LOC JPMorgan Chase Bank, VRDN (b)	18,965,000	18,965,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.77% 6/7/17, LOC JPMorgan Chase Bank, VRDN (b)	12,750,000	12,750,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.76% 6/7/17, LOC Wells Fargo Bank NA, VRDN (b)	8,735,000	8,735,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.76% 6/7/17, LOC Wells Fargo Bank NA, VRDN (b)	2,400,000	2,400,000
(Virtua Health Proj.) Series 2009 B, 0.4% 6/1/17, LOC JPMorgan Chase Bank, VRDN (b)	8,500,000	8,500,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 F, 0.81% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	48,645,000	48,645,000
Series 2013 5, 0.74% 6/7/17, LOC Citibank NA, VRDN (a)(b)	9,000,000	9,000,000
		321,205,000
Pennsylvania, New Jersey - 10.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 0.75% 6/7/17, LOC TD Banknorth, NA, VRDN (b)	23,630,000	23,630,000
Series 2010 B, 0.77% 6/7/17, LOC Barclays Bank PLC, VRDN (b)	93,215,000	93,215,000
		116,845,000
New York And New Jersey - 4.2%
Port Auth. of New York & New Jersey:
Series 1991 1, 0.86% 6/30/17, VRDN (a)(b)(c)	8,800,000	8,800,000
Series 1991 3, 0.86% 6/30/17, VRDN (a)(b)(c)	9,800,000	9,800,000
Series 1992 1, 0.83% 6/30/17, VRDN (b)(c)	6,800,000	6,800,000
Series 1995 3, 0.86% 6/30/17, VRDN (a)(b)(c)	9,400,000	9,400,000
Series 1995 4, 0.86% 6/30/17, VRDN (a)(b)(c)	10,500,000	10,500,000
Series 1997 1, 0.83% 6/30/17, VRDN (b)(c)	1,500,000	1,500,000
Series 1997 2, 0.83% 6/30/17, VRDN (b)(c)	2,000,000	2,000,000
		48,800,000
Texas - 0.0%
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.88% 6/7/17 (Total SA Guaranteed), VRDN (a)(b)	500,000	500,000
West Virginia - 0.4%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 C, 0.86% 6/7/17, LOC Deutsche Bank AG, VRDN (a)(b)	800,000	800,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.02% 6/7/17, VRDN (a)(b)	2,200,000	2,200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.05% 6/7/17, VRDN (a)(b)	1,300,000	1,300,000
		4,300,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.91% 6/7/17, VRDN (a)(b)	1,650,000	1,650,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $538,700,000)		538,700,000

Tender Option Bond - 15.6%
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.98% 6/7/17 (Liquidity Facility Citibank NA) (b)(d)	400,000	400,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,000,000	1,000,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	800,000	800,000
New Jersey - 7.0%
Essex County Impt. Auth. Proj. Rev. Participating VRDN Series Clipper 07 20, 0.82% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	13,230,000	13,230,000
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 0.82% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (b)(d)	4,275,000	4,275,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XF 23 93, 0.84% 6/7/17 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,150,000	3,150,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0099, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,335,000	4,335,000
Series 15 XF0149, 0.82% 6/7/17 (Liquidity Facility Bank of America NA) (b)(d)	2,670,000	2,670,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 0.82% 6/7/17 (Liquidity Facility Bank of America NA) (b)(d)	2,015,000	2,015,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.97% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	17,325,000	17,325,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XF 23 70, 0.84% 6/7/17 (Liquidity Facility Barclays Bank PLC) (b)(d)	7,245,000	7,245,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.88% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	8,100,000	8,100,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 0.91% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	5,720,000	5,720,000
Union County Utils. Resources Auth. Participating VRDN Series 16 ZM0165, 0.85% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	13,140,000	13,140,000
		81,205,000
New York And New Jersey - 8.2%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 0.86% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,675,000	1,675,000
Series 16 XF0398, 0.86% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	22,610,000	22,610,000
Series 16 XF0401, 0.86% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	13,510,000	13,510,000
Series 16 XF0407, 0.86% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,170,000	6,170,000
Series 16 XF2211, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	7,610,000	7,610,000
Series 16 XM0211, 0.86% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,000,000	6,000,000
Series 16 ZF0367, 0.86% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	7,155,000	7,155,000
Series 16 ZM0160, 0.83% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	3,470,000	3,470,000
Series Floaters XM 05 05, 0.78% 6/7/17 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,300,000	2,300,000
Series Floaters YX 10 34, 0.86% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	780,000	780,000
Series Floaters ZM 04 10, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,755,000	1,755,000
Series MS 3321, 0.81% 6/7/17 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)	5,005,000	5,005,000
Series ROC 14086, 0.84% 6/7/17 (Liquidity Facility Citibank NA) (a)(b)(d)	2,160,000	2,160,000
Series ROC II R 14077, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (b)(d)	5,165,000	5,165,000
Series TD 0013, 0.85% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	2,375,000	2,375,000
Series XG 00 37, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	4,400,000	4,400,000
The Port Auth. of New York and New Jersey Participating VRDN Series XF 23 60, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (b)(d)	2,400,000	2,400,000
		94,540,000
Ohio - 0.1%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1% 7/12/17 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	600,000	600,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.93% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (b)(d)	1,740,000	1,740,000
TOTAL TENDER OPTION BOND
(Cost $180,285,000)		180,285,000

Other Municipal Security - 28.7%
Georgia - 0.9%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (b)	6,145,000	6,145,000
Series 2010 A2, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (b)	3,500,000	3,500,000
		9,645,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 2017 A, 1.05% tender 6/9/17, CP mode	900,000	900,000
Series 93B:
1% tender 6/15/17, CP mode	900,000	900,000
1% tender 6/22/17, CP mode	1,600,000	1,600,000
Series 1993 A, 1% tender 7/13/17, CP mode	2,200,000	2,200,000
		5,600,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
( New England Pwr. Co. Proj.) Series 2017 A:
1.1% tender 6/2/17, CP mode (a)	2,600,000	2,600,000
1.1% tender 6/9/17, CP mode (a)	900,000	900,000
Series A1, 1.05% tender 6/22/17, CP mode (a)	2,500,000	2,500,000
		6,000,000
New Jersey - 23.9%
Aberdeen Township Gen. Oblig. BAN 2.5% 3/9/18	12,564,932	12,688,217
Avalon Borough Gen. Oblig. BAN 2.5% 2/21/18	8,299,975	8,382,888
Beachwood BAN 2% 3/7/18	9,789,000	9,851,853
Borough of Woodland Park BAN Series 2017, 2.5% 6/1/18 (f)	1,083,870	1,095,803
Chester Township Gen. Oblig. BAN Series 2017, 2% 10/16/17	4,817,000	4,835,407
Cranford Township Gen. Oblig. BAN Series 2016, 2% 6/30/17	4,700,000	4,703,534
Englewood Gen. Oblig. BAN Series 2017, 2.5% 4/4/18	12,600,000	12,732,943
Fairfield TWP NJ BD NTS. BAN Series 2016:
2% 6/16/17	5,000,000	5,002,157
2% 12/6/17	5,483,902	5,503,417
Fairview Gen. Oblig. BAN Series 2017, 2.5% 2/2/18	8,100,000	8,172,807
Haddonfield BAN:
Series 2016, 2.25% 6/23/17	11,875,000	11,885,149
2% 6/23/17	5,725,738	5,729,796
Hamilton Township Mercer County BAN Series 2016, 2% 6/8/17	15,100,000	15,103,066
Harrison Township BAN:
Series 2016 A, 2.25% 6/1/17	5,223,490	5,223,490
Series B, 1.5% 6/1/17	10,700,000	10,700,000
Hazlet Township NJ BAN Series 2016, 2% 6/16/17	3,546,237	3,547,767
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	14,700,000	14,801,396
Long Branch Gen. Oblig. BAN Series 2017, 2.5% 2/9/18	19,607,615	19,786,201
Manchester Township Gen. Oblig. BAN 2% 9/1/17	7,926,760	7,945,534
Mercer County Gen. Oblig. BAN Series 2016 B, 2% 8/30/17	15,200,000	15,239,749
Morris Plains BAN Series 2016, 2.25% 6/30/17	9,475,000	9,485,374
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2011 C, 2.58% 8/1/17 (Pre-Refunded to 8/1/17 @ 100) (b)	8,400,000	8,416,508
Series 2011 F, 2.596% 8/1/17 (Pre-Refunded to 8/1/17 @ 100) (b)	6,750,000	6,762,961
North Wildwood Gen. Oblig. BAN Series 2016, 2% 8/24/17	7,840,000	7,860,749
Passaic County Gen. Oblig. BAN Series 2016 A, 2% 12/11/17	14,500,000	14,562,869
Princeton Borough Gen. Oblig. BAN Series 2016, 2.5% 9/15/17	16,200,000	16,270,443
Somerset County Impt. Auth. Rev. BAN (Township of Montgomery Proj.) Series 2016, 2% 12/19/17 (Somerset County Gen. Oblig. Guaranteed)	5,000,000	5,019,548
South Brunswick Township BAN Series 2017, 2% 10/4/17	13,682,000	13,726,698
Sparta Township Gen. Oblig. BAN Series 2016 A, 2% 10/27/17	4,600,000	4,619,212
Stone Hbr. BAN 2% 11/3/17	4,225,000	4,239,681
Tewksbury Township Gen. Oblig. BAN 2% 6/1/17	3,150,000	3,150,000
		277,045,217
New York And New Jersey - 2.7%
Port Auth. of New York & New Jersey:
Bonds Series 197, 4% 11/15/17 (a)	6,600,000	6,689,902
Series 2017 A, 0.97% 7/5/17, CP (a)	7,000,000	7,000,000
Series A:
0.83% 6/15/17, CP (a)	4,200,000	4,200,000
0.88% 6/21/17, CP (a)	4,000,000	4,000,000
0.92% 8/16/17, CP (a)	5,000,000	5,000,000
0.94% 7/25/17, CP (a)	2,000,000	2,000,000
0.95% 8/10/17, CP (a)	2,500,000	2,500,000
		31,389,902
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.99% tender 6/12/17, CP mode (a)	1,300,000	1,300,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2017, 1.1% tender 6/9/17, CP mode (a)	1,100,000	1,100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $332,080,119)		332,080,119
	Shares	Value

Investment Company - 10.4%
Fidelity Municipal Cash Central Fund, 0.85%(g)(h)
(Cost $121,034,732)	121,034,732	121,034,732
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $1,172,099,851)		1,172,099,851
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(14,427,640)
NET ASSETS - 100%		$1,157,672,211

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $48,800,000 or 4.2% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $600,000 or 0.1% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 1, 0.86% 6/30/17, VRDN	6/18/91	$8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 0.86% 6/30/17, VRDN	12/3/03	$9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 0.83% 6/30/17, VRDN	2/14/92	$6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.86% 6/30/17, VRDN	9/15/95	$9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 0.86% 6/30/17, VRDN	8/9/02	$10,500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.83% 6/30/17, VRDN	1/27/16	$1,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.83% 6/30/17, VRDN	10/26/12 - 11/8/13	$2,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$502,703
Total	$502,703

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,051,065,119)	$1,051,065,119
Fidelity Central Funds (cost $121,034,732)	121,034,732
Total Investments (cost $1,172,099,851)		$1,172,099,851
Cash		52,313
Receivable for fund shares sold		118,548
Interest receivable		3,755,157
Distributions receivable from Fidelity Central Funds		95,434
Prepaid expenses		572
Receivable from investment adviser for expense reductions		1,416
Other receivables		10
Total assets		1,176,123,301
Liabilities
Payable for investments purchased
Regular delivery	$16,100,000
Delayed delivery	1,095,803
Payable for fund shares redeemed	735,417
Distributions payable	13,350
Accrued management fee	352,909
Other affiliated payables	131,809
Other payables and accrued expenses	21,802
Total liabilities		18,451,090
Net Assets		$1,157,672,211
Net Assets consist of:
Paid in capital		$1,157,779,180
Undistributed net investment income		56
Accumulated undistributed net realized gain (loss) on investments		(107,025)
Net Assets, for 1,155,968,148 shares outstanding		$1,157,672,211
Net Asset Value, offering price and redemption price per share ($1,157,672,211 ÷ 1,155,968,148 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Interest		$4,774,663
Income from Fidelity Central Funds		502,703
Total income		5,277,366
Expenses
Management fee	$2,363,239
Transfer agent fees	793,442
Accounting fees and expenses	70,851
Custodian fees and expenses	4,919
Independent trustees' fees and expenses	2,661
Registration fees	25,433
Audit	20,009
Legal	5,754
Miscellaneous	5,731
Total expenses before reductions	3,292,039
Expense reductions	(4,374)	3,287,665
Net investment income (loss)		1,989,701
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(140,557)
Fidelity Central Funds	(270)
Total net realized gain (loss)		(140,827)
Net increase in net assets resulting from operations		$1,848,874

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,989,701	$1,087,097
Net realized gain (loss)	(140,827)	51,139
Net increase in net assets resulting from operations	1,848,874	1,138,236
Distributions to shareholders from net investment income	(1,989,645)	(1,087,328)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	46,414,064	2,454,783,123
Reinvestment of distributions	1,925,122	1,052,252
Cost of shares redeemed	(377,701,429)	(3,307,361,825)
Net increase (decrease) in net assets and shares resulting from share transactions	(329,362,243)	(851,526,450)
Total increase (decrease) in net assets	(329,503,014)	(851,475,542)
Net Assets
Beginning of period	1,487,175,225	2,338,650,767
End of period	$1,157,672,211	$1,487,175,225
Other Information
Undistributed net investment income end of period	$56	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New Jersey Municipal Money Market Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.001	–A	–A	–A	–A
Distributions from net investment income	(.002)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.15%	.07%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.51%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.50%F	.32%	.08%	.09%	.15%	.22%
Expenses net of all reductions	.50%F	.32%	.08%	.09%	.15%	.22%
Net investment income (loss)	.30%F	.05%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,157,672	$1,487,175	$2,338,651	$2,357,770	$2,461,337	$2,254,923

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity New Jersey Municipal Income Fund	$488,233,318	$22,348,610	$(4,085,117)	$18,263,493
Fidelity New Jersey Municipal Money Market Fund	1,172,099,851	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $41,360,478 and $53,877,075, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.11%	.36%
Fidelity New Jersey Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.12%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity New Jersey Municipal Income Fund	$914

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses.

These expense reductions are noted in the table below.

Custody expense reduction
Fidelity New Jersey Municipal Income Fund	$1,964

In addition, during the period the investment advisor reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity New Jersey Municipal Income Fund	$1,595
Fidelity New Jersey Municipal Money Market Fund	4,374

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Fidelity New Jersey Municipal Income Fund	.48%
Actual		$1,000.00	$1,041.00	$2.44
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Fidelity New Jersey Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,001.50	$2.50
Hypothetical-C		$1,000.00	$1,022.44	$2.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NJN-SANN-0717
1.704871.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2017